Related Party Transaction and Balance (Details) - Schedule of Balance with Related Parties - USD ($)	6 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Mr. Huaixi Yang [Member]
Related Party Transaction [Line Items]
Balance with related parties	$ 1,326,537	$ 1,523,259
WSYQR Limited [Member]
Related Party Transaction [Line Items]
Balance with related parties		12,577
Sunx Global Limited [Member]
Related Party Transaction [Line Items]
Balance with related parties	$ 101,313	$ 30,550